SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

12. SUBSEQUENT EVENTS

Subsequent to December 31, 2020, the following events occurred:

• the Company completed a prospectus offering of 15,007,500 common shares at a price of $9.20 per common share for gross proceeds of $138,069;

• the Company issued 120,833 common shares at prices ranging from C$2.30 per share to C$8.24 per share for gross proceeds of $317 upon the exercise of stock options;

• the Company issued a total of 57,000 DSUs to directors of the Company;

• the Company granted 756,000 stock options to officers, employees, and contractors that can be exercised at a price of C$10.87 per share until February 25, 2026. These options vest over a 3-year period with 33% vesting after each of one year, two years, and three years after the grant date, respectively; and

• the Company cancelled 46,667 forfeited stock options with an exercise price of C$8.24 per share.